Schedule of Investments
May 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–106.85%
Alabama–1.88%
Alabama (State of) Special Care Facilities Financing Authority (Ascension Health Senior Credit Group); Series 2016 B, Ref. RB	5.00%	11/15/2046	$ 11,790	$ 14,050,432
Auburn University; Series 2011 A, RB(a)(b)	5.00%	06/01/2021	1,000	1,000,000
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2035	4,200	4,480,957
Birmingham (City of), AL Water Works Board; Series 2015 A, Ref. RB(a)(b)(c)	5.00%	01/01/2025	10,005	11,670,618
Black Belt Energy Gas District (The) (No. 4); Series 2019 A-1, RB(b)	4.00%	12/01/2025	15,000	17,132,435
Hoover (City of), AL Industrial Development Board (United States Steel Corp.); Series 2019, RB(d)	5.75%	10/01/2049	5,000	6,031,221
Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village); Series 2007, RB(e)	5.50%	01/01/2043	900	617,525
Lower Alabama Gas District (The); Series 2016 A, RB(c)	5.00%	09/01/2046	6,000	9,136,606
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(f)	5.25%	05/01/2044	5,000	5,749,167
				69,868,961
Alaska–0.41%
Alaska (State of) Industrial Development & Export Authority (Providence Health Services);
Series 2011 A, RB	5.00%	10/01/2040	1,250	1,268,617
Series 2011 A, RB	5.50%	10/01/2041	3,000	3,046,075
Alaska Municipal Bond Bank Authority; Series 2017 A, RB(c)	5.50%	10/01/2042	9,000	11,055,722
				15,370,414
Arizona–2.76%
Arizona (State of) Industrial Development Authority; Series 2020 A, RB	4.00%	11/01/2050	2,500	2,892,426
Arizona (State of) Industrial Development Authority (Basis Schools); Series 2017 A, Ref. RB(f)	5.25%	07/01/2047	4,500	5,066,302
Arizona (State of) Industrial Development Authority (Great Laked Senior Living Community); Series 2019 A, RB	5.00%	01/01/2043	2,045	2,092,677
Arizona (State of) Industrial Development Authority (Kaizen Education Foundation); Series 2016, RB(f)	5.50%	07/01/2036	5,840	6,655,951
Arizona (State of) Industrial Development Authority (Pinecrest Academy of Nevada-Horizon, Inspirada and St. Rose Campus Projects); Series 2018 A, RB(f)	5.75%	07/15/2048	3,150	3,673,589
City of Phoenix Civic Improvement Corp.; Series 2019, RB	5.00%	07/01/2049	13,155	16,397,139
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	5.00%	11/15/2032	2,560	2,780,050
Series 2017, Ref. RB	5.00%	11/15/2036	2,200	2,375,488
Maricopa (County of), AZ Industrial Development Authority (Paradise Schools); Series 2016, Ref. RB(f)	5.00%	07/01/2036	2,500	2,805,290
Phoenix (City of), AZ Industrial Development Authority (Great Hearts Academies);
Series 2012, RB(a)(b)	6.30%	07/01/2021	1,000	1,004,884
Series 2012, RB(a)(b)	6.40%	07/01/2021	400	401,986
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB(f)	6.50%	07/01/2034	1,095	1,270,709
Phoenix (City of), AZ Industrial Development Authority (Rowan University);
Series 2012, RB	5.25%	06/01/2034	3,000	3,143,635
Series 2012, RB	5.00%	06/01/2042	5,000	5,213,699
Phoenix Civic Improvement Corp.; Series 2019 A, RB	4.00%	07/01/2045	4,235	4,605,880
Pima (County of), AZ Industrial Development Authority (American Leadership Academy);
Series 2017, RB(f)	4.75%	06/15/2037	2,000	2,036,243
Series 2017, RB(f)	5.00%	06/15/2052	5,000	5,089,402
Pima (County of), AZ Industrial Development Authority (Desert Heights Charter School); Series 2014, Ref. RB	7.00%	05/01/2034	1,000	1,102,538
Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB(f)	5.25%	07/01/2048	5,000	5,251,785
Pinal (County of), AZ Electric District No. 3; Series 2011, Ref. RB(a)(b)	5.25%	07/01/2021	2,000	2,008,359
Salt Verde Financial Corp.; Series 2007, RB	5.00%	12/01/2037	15,155	21,363,729
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Verrado Community Facilities District No. 1;
Series 2013 A, Ref. GO Bonds(f)	6.00%	07/15/2027	$ 2,000	$ 2,118,432
Series 2013 B, GO Bonds(f)	5.70%	07/15/2029	775	812,093
Series 2013 B, GO Bonds(f)	6.00%	07/15/2033	710	741,927
Yavapai (County of), AZ Industrial Development Authority (Northern Arizona Healthcare System);
Series 2011, Ref. RB	5.25%	10/01/2025	1,000	1,015,380
Series 2011, Ref. RB	5.25%	10/01/2026	500	507,437
				102,427,030
Arkansas–0.25%
Arkansas (State of) Development Finance Authority (Baptist Memorial Health); Series 2020, Ref. RB	5.00%	09/01/2044	2,500	3,104,764
Pulaski (County of), AR Public Facilities Board; Series 2014, RB	5.00%	12/01/2042	5,530	6,161,848
				9,266,612
California–8.81%
Bay Area Toll Authority; Series 2019 S-8, Ref. RB	5.00%	04/01/2056	5,000	6,130,870
Bay Area Toll Authority (San Francisco Bay Area); Series 2017 F-1, RB(a)(b)(c)(g)	5.00%	04/01/2027	12,000	15,020,756
Beverly Hills Unified School District (Election of 2008); Series 2009, GO Bonds(h)	0.00%	08/01/2031	40	34,615
Big Bear Lake (City of), CA; Series 1996, Ref. RB (INS - NATL)(i)	6.00%	04/01/2022	335	351,057
California (County of), CA Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 A, Ref. RB	4.00%	06/01/2049	1,500	1,758,029
Series 2020 B-1, Ref. RB	5.00%	06/01/2049	650	803,206
Series 2020 B-2, Ref. RB(h)	0.00%	06/01/2055	10,000	1,986,563
California (County of), CA Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2006 A, RB(h)	0.00%	06/01/2046	20,000	4,850,034
California (State of);
Series 2011, GO Bonds	5.00%	10/01/2041	5,000	5,078,692
Series 2012, GO Bonds	5.00%	09/01/2036	5,000	5,296,586
Series 2020, GO Bonds	3.00%	03/01/2046	4,400	4,736,151
Series 2020, GO Bonds	4.00%	03/01/2046	2,500	2,974,055
Series 2020, GO Bonds	3.00%	03/01/2050	2,500	2,678,826
Series 2020, GO Bonds	4.00%	03/01/2050	2,190	2,593,783
California (State of) Educational Facilities Authority (Stanford University); Series 2019 V-1, RB(c)	5.00%	05/01/2049	15,000	23,737,595
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford); Series 2017, RB	5.00%	11/15/2056	3,000	3,650,486
California (State of) Housing Finance Agency;
Series 2019 A-1, RB	4.25%	01/15/2035	3,656	4,434,920
Series 2019 A-2, RB	4.00%	03/20/2033	2,935	3,467,378
California (State of) Municipal Finance Authority (Emerson College);
Series 2011, RB(a)(b)	5.00%	01/01/2022	1,250	1,284,124
Series 2011, RB(a)(b)	5.75%	01/01/2022	450	464,241
Series 2011, RB	5.00%	01/01/2028	275	281,935
California (State of) Municipal Finance Authority (Linxs APM); Series 2018 A, RB(d)	5.00%	12/31/2043	12,550	15,275,972
California (State of) Pollution Control Finance Authority;
Series 2012, RB(d)(f)	5.00%	07/01/2030	3,160	3,391,523
Series 2012, RB(d)(f)	5.00%	07/01/2037	6,955	7,349,248
California (State of) Pollution Control Financing Authority (San Diego County Water Authority); Series 2019, Ref. RB(f)	5.00%	11/21/2045	5,250	6,287,334
California (State of) Public Works Board (Various Correctional Facilities); Series 2014 A, RB	5.00%	09/01/2039	2,500	2,842,464
California (State of) School Finance Authority (New Designs Charter School); Series 2012, RB	5.50%	06/01/2042	2,000	2,053,338
California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing); Series 2016, Ref. RB(f)	5.00%	06/01/2046	3,000	3,383,339
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2016 A, RB(f)	5.00%	12/01/2041	6,475	7,317,443
Series 2016 A, RB(f)	5.25%	12/01/2056	6,150	6,941,122
California (State of) Statewide Communities Development Authority (Pooled Financing Program); Series 2004 A, RB (INS - AGM)(i)	5.25%	10/01/2024	220	220,808
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program); Series 2006 C, RB(f)(h)	0.00%	06/01/2055	45,000	4,338,666
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Clovis Unified School District (Election of 2004); Series 2004 A, GO Bonds (INS - NATL)(h)(i)	0.00%	08/01/2029	$ 1,585	$ 1,422,659
Clovis Unified School District (Election of 2012); Series 2015 D, GO Bonds(h)	0.00%	08/01/2033	3,270	2,191,920
Corona-Norco Unified School District (Election of 2006); Series 2009 C, GO Bonds (INS - AGM)(h)(i)	0.00%	08/01/2039	1,000	606,124
Earlimart School District; Series 1994 1, GO Bonds (INS - AMBAC)(i)	6.70%	08/01/2021	70	70,507
El Segundo Unified School District (Election of 2008);
Series 2009 A, GO Bonds(h)	0.00%	08/01/2032	5,030	4,123,876
Series 2009 A, GO Bonds(h)	0.00%	08/01/2033	4,185	3,337,129
Golden State Tobacco Securitization Corp.; Series 2018 A-1, Ref. RB	5.00%	06/01/2047	5,000	5,178,141
Hacienda La Puente Unified School District Facilities Financing Authority (Unified School District GO Bond Program); Series 2007, RB (INS - AGM)(i)	5.00%	08/01/2026	2,000	2,452,016
Hayward Unified School District (Election of 2008); Series 2010 A, GO Bonds (INS - AGM)(h)(i)	0.00%	08/01/2034	1,500	1,165,347
Inland Empire Tobacco Securitization Corp.; Series 2007 C-1, RB(h)	0.00%	06/01/2036	25,000	9,410,798
Long Beach Unified School District (Election of 2008); Series 2009, GO Bonds	5.75%	08/01/2033	305	306,175
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport); Series 2017, RB(d)	5.00%	05/15/2046	6,000	7,126,633
Los Angeles Unified School District; Series 2020 RYQ, GO Bonds	4.00%	07/01/2044	6,500	7,776,252
Menifee Union School District (Election of 2008); Series 2009 C, GO Bonds (INS - AGC)(h)(i)	0.00%	08/01/2035	3,260	2,421,023
Morongo Band of Mission Indians (The); Series 2018 A, RB(f)	5.00%	10/01/2042	4,800	5,602,453
Mt. San Antonio Community College District (Election of 2008); Series 2013 A, GO Bonds(j)	6.25%	08/01/2043	6,965	7,907,098
Oakland (Port of), CA; Series 2012 P, Ref. RB(a)(b)(d)	5.00%	05/01/2022	2,000	2,088,551
Patterson Joint Unified School District (Election of 2008);
Series 2009 B, GO Bonds (INS - AGM)(h)(i)	0.00%	08/01/2037	1,170	812,601
Series 2009 B, GO Bonds (INS - AGM)(h)(i)	0.00%	08/01/2038	4,770	3,210,499
Series 2009 B, GO Bonds (INS - AGM)(h)(i)	0.00%	08/01/2039	5,010	3,264,704
Series 2009 B, GO Bonds (INS - AGM)(h)(i)	0.00%	08/01/2040	5,260	3,319,171
Series 2009 B, GO Bonds (INS - AGM)(h)(i)	0.00%	08/01/2041	5,520	3,370,328
Placentia-Yorba Linda Unified School District (Election of 2008); Series 2011 D, GO Bonds(h)	0.00%	08/01/2035	1,500	1,150,484
Riverside (County of), CA Transportation Commission; Series 2013 A, RB	5.75%	06/01/2044	2,500	2,721,807
Sacramento (City of), CA Municipal Utility District (Green Bonds); Series 2020 H, RB	4.00%	08/15/2045	5,000	5,997,497
San Buenaventura (City of), CA (Community Memorial Health System);
Series 2011, RB(a)	6.50%	12/01/2021	2,000	2,061,870
Series 2011, RB(a)(b)	6.50%	12/01/2021	2,000	2,061,870
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2018 D, RB(d)	5.25%	05/01/2048	14,190	17,588,474
Series 2019 A, Ref. RB(d)	5.00%	05/01/2039	5,000	6,235,664
San Joaquin Hills Transportation Corridor Agency; Series 2014 B, Ref. RB	5.25%	01/15/2044	5,000	5,652,858
San Mateo (City of), CA Foster School District (Election 2008); Series 2010, GO Bonds(j)	6.63%	08/01/2042	4,915	5,559,089
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, RB	5.38%	09/01/2029	2,430	2,650,977
Silicon Valley Tobacco Securitization Authority (Santa Clara);
Series 2007 A, RB(h)	0.00%	06/01/2036	22,000	9,579,559
Series 2007 A, RB(h)	0.00%	06/01/2041	5,000	1,632,153
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.); Series 2019, Ref. RB	5.00%	06/01/2048	5,380	6,597,785
Tender Option Bond Trust Receipts/Certificates; Series 2018-XX1082, Class C, Revenue Ctfs.(c)(d)(g)	5.25%	05/15/2048	12,000	14,888,893
Torrance Unified School District (Election of 2008-Measure Z); Series 2009 B-1, GO Bonds(h)	0.00%	08/01/2026	1,250	1,194,946
Transbay Joint Powers Authority (Green Bonds); Series 2020 A, RB	5.00%	10/01/2049	1,200	1,512,885
West Contra Costa Unified School District; Series 2005, GO Bonds (INS - NATL)(h)(i)	0.00%	08/01/2027	7,865	7,292,206
Western Riverside (County of), CA Water & Wastewater Financing Authority (Eastern Municipal Water District Improvement); Series 2009, RB (INS - AGC)(i)	5.50%	09/01/2034	1,000	1,003,740
Yosemite Community College District (Election of 2004); Series 2008 C, GO Bonds (INS - AGM)(h)(i)	0.00%	08/01/2024	3,570	3,505,953
				327,067,874
Colorado–3.73%
Amber Creak Metropolitan District; Series 2017 A, Ref. GO Bonds	5.13%	12/01/2047	1,029	1,084,762
Belleview Station Metropolitan District No. 2;
Series 2017, Ref. GO Bonds	5.00%	12/01/2036	1,000	1,039,440
Series 2017, Ref. GO Bonds	5.13%	12/01/2046	2,375	2,466,903
Broadway Park North Metropolitan District No. 2; Series 2020, GO Bonds(f)	5.00%	12/01/2049	1,600	1,764,208
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Centerra Metropolitan District No. 1 (In the City of Loveland); Series 2017, Ref. RB(f)	5.00%	12/01/2037	$ 3,000	$ 3,180,598
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2018 A, RB	5.00%	11/15/2048	5,000	6,096,395
Colorado (State of) Health Facilities Authority (Children’s Hospital); Series 2020, Ref. VRD RB (LOC - Td Bank N.A.)(k)(l)	0.01%	12/01/2052	14,015	14,015,000
Colorado (State of) Health Facilities Authority (Evangelical Lutheran Good Samaritan Society (The));
Series 2013, RB(a)(b)	5.63%	06/01/2023	2,500	2,771,794
Series 2017, Ref. RB(a)(b)	5.00%	06/01/2027	3,500	4,347,511
Colorado (State of) High Performance Transportation Enterprise (C-470 Express Lanes); Series 2017, RB	5.00%	12/31/2051	6,220	7,153,829
Colorado Health Facilities Authority; Series 2020-XX1130, Ctfs.(c)(g)	5.00%	08/01/2044	15,770	19,498,599
Denver (City & County of), CO; Series 2018 A, Ref. RB(c)(d)	5.25%	12/01/2043	15,000	18,657,155
Denver (City & County of), CO (United Airlines, Inc.); Series 2017, Ref. RB(d)	5.00%	10/01/2032	5,000	5,344,249
Denver (City of), CO Convention Center Hotel Authority; Series 2016, Ref. RB	5.00%	12/01/2040	2,500	2,898,690
Denver (State of) Health & Hospital Authority;
Series 2019 A, Ref. RB	4.00%	12/01/2039	1,000	1,162,403
Series 2019 A, Ref. RB	4.00%	12/01/2040	1,000	1,159,937
Leyden Rock Metropolitan District No. 10; Series 2016 A, GO Bonds	5.00%	12/01/2045	1,250	1,299,330
Neu Towne Metropolitan District; Series 2018 A, Ref. GO Bonds	5.38%	12/01/2046	3,000	3,227,963
Public Authority for Colorado Energy; Series 2008, RB	6.50%	11/15/2038	24,825	38,754,007
Sterling Ranch Community Authority Board; Series 2020 A, Ref. RB	4.25%	12/01/2050	2,250	2,515,098
				138,437,871
Connecticut–1.12%
Connecticut (State of);
Series 2019 A, GO Bonds	5.00%	04/15/2035	2,000	2,554,786
Series 2019 A, GO Bonds	5.00%	04/15/2036	2,600	3,313,349
Series 2019 A, GO Bonds	5.00%	04/15/2039	1,600	2,020,448
Connecticut (State of) Health & Educational Facilities Authority (Church Home of Hartford, Inc.); Series 2016 A, RB(f)	5.00%	09/01/2046	3,990	4,433,954
Connecticut (State of) Health & Educational Facilities Authority (Duncaster, Inc.);
Series 2014 A, RB	5.00%	08/01/2035	1,000	1,090,541
Series 2014 A, RB	5.00%	08/01/2044	5,000	5,398,403
Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare);
Series 2011 A, RB(a)(b)	5.00%	07/01/2021	5,700	5,722,676
Series 2011 A, RB(a)(b)	5.00%	07/01/2021	1,000	1,003,978
Connecticut (State of) Health & Educational Facilities Authority (The Griffin Hospital); Series 2020, G-1, Ref. RB(f)	5.00%	07/01/2044	3,850	4,422,195
Connecticut (State of) Health & Educational Facilities Authority (Western Connecticut Health Network); Series 2011 M, RB(a)(b)	5.38%	07/01/2021	5,000	5,021,194
Hamden (Town of), CT (Whitney Center); Series 2019, Ref. RB	5.00%	01/01/2040	6,190	6,680,272
				41,661,796
Delaware–0.15%
Delaware (State of) River & Bay Authority; Series 2019, Ref. RB	4.00%	01/01/2044	5,000	5,731,748
District of Columbia–2.97%
District of Columbia;
Series 2006 B-1, RB (INS - NATL)(i)	5.00%	02/01/2031	945	947,551
Series 2019 A, RB	4.00%	03/01/2044	6,665	7,901,069
District of Columbia (Georgetown University);
Series 2017, Ref. RB(a)(b)	5.00%	04/01/2027	1,180	1,463,283
Series 2017, Ref. RB(a)(b)	5.00%	04/01/2027	7,125	8,881,540
District of Columbia (Ingleside at Rock Creek); Series 2017 A, RB	5.00%	07/01/2052	2,250	2,385,116
District of Columbia Tobacco Settlement Financing Corp.; Series 2006 A, RB(h)	0.00%	06/15/2046	25,000	5,355,655
Metropolitan Washington Airports Authority;
Series 2016 A, Ref. RB(d)	5.00%	10/01/2034	5,295	6,409,890
Series 2018 A, Ref. RB(d)	5.00%	10/01/2043	15,800	19,825,731
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia–(continued)
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement);
Series 2010 A, RB (INS - AGM)(h)(i)	0.00%	10/01/2037	$ 17,565	$ 10,429,609
Series 2014 A, Ref. RB	5.00%	10/01/2053	13,710	14,182,145
Series 2019 B, Ref. RB	4.00%	10/01/2044	12,185	14,036,631
Series 2019 B, Ref. RB	4.00%	10/01/2049	16,045	18,371,565
				110,189,785
Florida–7.31%
Broward (County of), FL;
Series 2015 A, RB(d)	5.00%	10/01/2045	5,030	5,812,312
Series 2019 A, RB	4.00%	10/01/2042	6,540	7,900,565
Series 2019 B, RB(d)	4.00%	09/01/2044	5,000	5,774,450
Capital Trust Agency (Sarasota-Manatee Jewish Housing Council, Inc.); Series 2017, Ref. RB(f)	5.00%	07/01/2037	2,765	2,932,148
Capital Trust Agency, Inc. (Franklin Academy); Series 2020, RB(f)	5.00%	12/15/2050	2,000	2,181,511
Collier (County of), FL Industrial Development Authority (The Arlington of Naples);
Series 2014 A, RB (Acquired 12/16/2013; Cost $1,000,000)(e)(f)(m)	7.25%	05/15/2026	1,000	680,000
Series 2014 A, RB (Acquired 12/16/2013; Cost $2,442,456)(e)(f)(m)	7.75%	05/15/2035	2,500	1,700,000
Davie (Town of), FL (Nova Southeastern University);
Series 2013 A, RB(a)(b)	6.00%	04/01/2023	3,250	3,594,880
Series 2018, Ref. RB	5.00%	04/01/2048	10,605	12,501,536
Florida (State of) Mid-Bay Bridge Authority; Series 1991 A, RB(a)	6.88%	10/01/2022	1,130	1,188,710
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2048	5,000	5,848,049
Florida Development Finance Corp. (Green Bonds); Series 2019 B, RB(d)(f)	7.38%	01/01/2049	15,500	16,828,924
Florida Development Finance Corp. (Renaissance Charter School, Inc.);
Series 2015, RB(f)	6.00%	06/15/2035	2,935	3,354,913
Series 2020 C, Ref. RB(f)	5.00%	09/15/2050	2,200	2,446,275
Greater Orlando Aviation Authority;
Series 2019 A, RB(d)	4.00%	10/01/2044	10,000	11,503,046
Series 2019 A, RB(d)	5.00%	10/01/2049	10,000	12,357,138
Highlands (County of), FL Health Facilities Authority (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018-12/26/2018; Cost $5,880,582)(m)	6.00%	04/01/2038	6,000	2,889,347
Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2018 E, RB(c)(d)	5.00%	10/01/2048	15,000	18,529,776
Lake (County of), FL (Lakeside at Waterman Village);
Series 2020 A, Ref. RB	5.50%	08/15/2030	4,235	4,742,416
Series 2020 A, Ref. RB	5.50%	08/15/2040	4,000	4,350,799
Series 2020 A, Ref. RB	5.75%	08/15/2050	3,000	3,257,103
Series 2020 A, Ref. RB	5.75%	08/15/2055	1,500	1,619,947
Lee Memorial Health System; Series 2019 A1, Ref. RB	5.00%	04/01/2044	4,225	5,241,764
Martin (County of), FL Health Facilities Authority (Martin Memorial Medical Center); Series 2012, RB(a)(b)	5.50%	11/15/2021	6,500	6,658,543
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center);
Series 2014, Ref. RB	5.00%	11/15/2039	1,010	1,125,311
Series 2014, Ref. RB	5.00%	11/15/2044	1,045	1,156,689
Miami-Dade (County of), FL;
Series 2012 A, Ref. RB(a)(b)(d)	5.00%	10/01/2022	2,000	2,126,384
Series 2012 B, Ref. RB(a)(b)	5.00%	10/01/2022	3,800	4,048,046
Series 2017 B, Ref. RB(d)	5.00%	10/01/2040	6,000	7,298,900
Series 2019 B, RB	4.00%	10/01/2049	15,000	17,702,424
Series 2020 B, RB	4.00%	07/01/2050	5,000	5,901,503
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami); Series 2018 A, RB(c)	5.00%	04/01/2053	9,000	10,795,477
Miami-Dade (County of), FL Expressway Authority; Series 2010 A, Ref. RB (INS - AGM)(i)	5.00%	07/01/2035	3,350	3,359,538
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group); Series 2019 A, RB	5.00%	10/01/2047	10,000	12,186,369
Orlando (City of), FL Greater Orlando Aviation Authority; Series 2017 A, RB(d)	5.00%	10/01/2047	8,570	10,384,883
Osceola (County of), FL; Series 2020 A-1, Ref. RB	5.00%	10/01/2049	2,500	3,101,215
Palm Beach (County of), FL Health Facilities Authority (Baptist Health South Florida); Series 2019, RB	4.00%	08/15/2049	10,170	11,724,917
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Pinellas (County of), FL Industrial Development Authority (2017 Foundation for Global Understanding); Series 2019, RB	5.00%	07/01/2039	$ 2,000	$ 2,399,357
Putnam (County of), FL Development Authority (Seminole Electric Cooperative);
Series 2018 A, Ref. RB	5.00%	03/15/2042	12,125	14,676,601
Series 2018 B, Ref. PCR	5.00%	03/15/2042	4,920	5,955,371
Reunion East Community Development District;
Series 2005, RB(e)(n)	5.80%	05/01/2036	197	2
Series 2015-2, RB	6.60%	05/01/2036	175	179,072
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	4,500	5,042,651
Tampa (City of), FL;
Series 2020 A, RB(h)	0.00%	09/01/2040	1,000	541,832
Series 2020 A, RB(h)	0.00%	09/01/2041	1,000	517,049
Series 2020 A, RB(h)	0.00%	09/01/2042	1,025	505,389
Series 2020 A, RB(h)	0.00%	09/01/2045	1,950	841,361
Series 2020 A, RB(h)	0.00%	09/01/2049	2,600	938,939
Series 2020 A, RB(h)	0.00%	09/01/2053	2,600	780,753
Tampa Bay Water; Series 2001 A, Ref. RB (INS - NATL)(i)	6.00%	10/01/2029	3,000	4,176,921
				271,361,106
Georgia–2.04%
Atlanta (City of), GA; Series 2015, Ref. RB(c)	5.00%	11/01/2040	18,420	21,452,663
George L Smith II Congress Center Authority (Convention Center Hotel); Series 2021, RB	4.00%	01/01/2054	3,000	3,503,109
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4);
Series 2019 A, RB	5.00%	01/01/2039	4,500	5,465,221
Series 2019 A, RB	5.00%	01/01/2049	5,000	6,036,572
Glynn (County of) & Brunswick (City of), GA Memorial Hospital Authority (Southeast Georgia Health System); Series 2017, RAC	5.00%	08/01/2043	7,750	9,148,911
Macon-Bibb (County of), GA Urban Development Authority (Academy for Classical Education, Inc.);
Series 2017 A, RB(f)	5.88%	06/15/2047	1,680	1,899,286
Series 2017 A, RB(f)	6.00%	06/15/2052	1,530	1,735,588
Main Street Natural Gas, Inc.;
Series 2019 A, RB	5.00%	05/15/2043	3,000	3,619,982
Series 2019 B, RB(b)	4.00%	12/02/2024	7,000	7,822,205
Marietta (City of), GA Developing Authority (Life University, Inc.); Series 2017 A, Ref. RB(f)	5.00%	11/01/2037	5,250	5,903,987
Rockdale (County of), GA Development Authority (Pratt Paper (GA), LLC); Series 2018, Ref. RB(d)(f)	4.00%	01/01/2038	7,210	8,094,893
Savannah (City of), GA Economic Development Authority (SSU Community Development I, LLC); Series 2010, RB (INS - AGM)(i)	5.50%	06/15/2035	1,020	1,023,785
				75,706,202
Guam–0.07%
Guam (Territory of) Waterworks Authority; Series 2020 A, RB	5.00%	01/01/2050	2,000	2,442,474
Hawaii–0.21%
Hawaii (State of) Department of Budget & Finance; Series 2012, Ref. RB	5.25%	11/15/2037	1,250	1,317,712
Hawaii (State of) Department of Budget & Finance (Hawaiian Electric Co., Inc.); Series 2015, Ref. RB(d)	3.25%	01/01/2025	4,500	4,862,399
Hawaii (State of) Department of Budget & Finance (Kahala Nui); Series 2012, Ref. RB	5.13%	11/15/2032	1,500	1,582,971
				7,763,082
Illinois–10.11%
Bartlett (Village of), IL (Quarry Redevelopment); Series 2007, Ref. RB	5.60%	01/01/2023	865	866,640
Bolingbrook (Village of), IL; Series 2005, RB	6.25%	01/01/2024	740	713,613
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Chicago (City of), IL;
Series 2002 B, GO Bonds	5.50%	01/01/2032	$ 3,300	$ 3,737,648
Series 2007 E, Ref. GO Bonds	5.50%	01/01/2035	1,500	1,691,201
Series 2008 C, Ref. RB	5.00%	01/01/2039	5,000	5,713,720
Series 2011 A, RB(a)(b)	5.00%	01/01/2022	1,000	1,028,670
Series 2014, RB	5.00%	11/01/2044	1,905	2,153,778
Series 2015 A, GO Bonds	5.50%	01/01/2034	4,440	5,011,008
Series 2015 A, GO Bonds	5.50%	01/01/2035	2,000	2,254,935
Series 2017 A, RB (INS - AGM)(i)	5.25%	01/01/2042	2,000	2,450,851
Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	8,500	10,346,904
Series 2019 A, GO Bonds	5.50%	01/01/2049	8,000	9,739,090
Chicago (City of), IL (83rd/Stewart Redevelopment); Series 2013, COP(f)	7.00%	01/15/2029	2,763	2,765,685
Chicago (City of), IL (Cottage View Terrace Apartments); Series 2000 A, RB (CEP - GNMA)(d)	6.13%	02/20/2042	1,265	1,267,363
Chicago (City of), IL (Diversey/Narragansett); Series 2006, COP(n)	7.46%	02/15/2026	339	256,876
Chicago (City of), IL (Midway Airport);
Series 2013 A, Ref. RB(d)	5.50%	01/01/2032	5,000	5,371,802
Series 2014 A, Ref. RB(d)	5.00%	01/01/2041	2,725	2,995,575
Chicago (City of), IL (O’Hare International Airport);
Series 2012 B, Ref. RB(a)(b)(d)	5.00%	01/01/2022	5,000	5,137,388
Series 2016 C, Ref. RB	5.00%	01/01/2037	2,500	2,961,901
Series 2017 D, RB	5.25%	01/01/2036	4,600	5,684,651
Series 2017 D, RB(c)(d)	5.00%	01/01/2047	7,500	8,947,540
Chicago (City of), IL (Roosevelt Square/ABLA Redevelopment); Series 2009 A, Ref. COP	7.13%	03/15/2022	504	504,057
Chicago (City of), IL Board of Education;
Series 2017 H, GO Bonds	5.00%	12/01/2036	5,750	6,888,235
Series 2018 C, Ref. GO Bonds	5.00%	12/01/2023	3,000	3,303,112
Series 2018 D, Ref. GO Bonds	5.00%	12/01/2046	3,000	3,605,373
Chicago (City of), IL Metropolitan Water Reclamation District;
Series 2011 B, GO Bonds(c)	5.00%	12/01/2024	15,000	15,366,557
Series 2015 C, GO Bonds(c)	5.00%	12/01/2027	6,805	7,886,951
Series 2015 C, GO Bonds(c)	5.00%	12/01/2028	4,000	4,632,948
Chicago (City of), IL Transit Authority;
Series 2011, RB(a)(b)(c)(g)	5.25%	12/01/2021	12,000	12,309,577
Series 2014, RB	5.00%	12/01/2044	8,195	9,387,073
Gilberts (Village of), IL Special Service Area No. 24 (The Conservancy); Series 2014 A, RB	5.38%	03/01/2034	552	551,924
Illinois (State of);
Series 2013, GO Bonds	5.25%	07/01/2031	4,000	4,336,640
Series 2014, GO Bonds	5.25%	02/01/2033	2,650	2,914,255
Series 2014, GO Bonds	5.00%	05/01/2039	4,710	5,141,540
Series 2017 C, GO Bonds	5.00%	11/01/2029	5,000	6,045,851
Series 2018 A, GO Bonds	6.00%	05/01/2028	10,235	13,373,064
Series 2018 A, GO Bonds	5.00%	05/01/2030	2,775	3,383,964
Series 2019 B, GO Bonds	4.00%	11/01/2035	4,450	5,115,054
Series 2020 B, GO Bonds	4.00%	10/01/2034	2,900	3,385,470
Series 2020, GO Bonds	5.50%	05/01/2039	6,250	8,024,237
Series 2021 A, GO Bonds	5.00%	03/01/2046	4,300	5,346,680
Illinois (State of) Finance Authority (Centegra Health System);
Series 2014 A, RB	5.00%	09/01/2039	1,865	2,087,238
Series 2014 A, RB	5.00%	09/01/2042	1,290	1,443,720
Illinois (State of) Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(d)	8.00%	06/01/2032	1,270	1,271,544
Illinois (State of) Finance Authority (Evangelical Hospitals);
Series 1992 A, Ref. RB(a)	6.25%	04/15/2022	225	237,043
Series 1992 C, RB(a)	6.25%	04/15/2022	260	273,563
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB	5.00%	11/01/2035	3,430	3,938,290
Series 2019 A, Ref. RB	5.00%	11/01/2040	2,245	2,553,068
Illinois (State of) Finance Authority (Navistar International Corp.); Series 2020, Ref. RB(b)(f)	4.75%	08/01/2030	5,000	5,330,982
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	783	788,646
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB(a)(b)	6.75%	08/15/2023	2,000	2,263,533
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Finance Authority (Plymouth Place);
Series 2015, Ref. RB	5.00%	05/15/2037	$ 1,050	$ 1,231,549
Series 2015, Ref. RB	5.25%	05/15/2045	2,355	2,785,167
Illinois (State of) Finance Authority (Rosalind Franklin University Research Building); Series 2017, RB	5.00%	08/01/2049	2,450	2,847,754
Illinois (State of) Finance Authority (Rosalind Franklin University); Series 2017, Ref. RB	5.00%	08/01/2047	1,025	1,192,729
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	6,750	7,829,580
Illinois (State of) Finance Authority (The Carle Foundation);
Series 2011 A, RB(a)(b)	5.75%	08/15/2021	1,000	1,011,430
Series 2011 A, RB(a)(b)	6.00%	08/15/2021	650	657,732
Series 2011 A, RB(a)(b)	6.00%	08/15/2021	4,000	4,047,581
Illinois (State of) Finance Authority (University of Chicago); Series 2015 A, RB(c)	5.00%	10/01/2040	10,000	11,739,798
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2002, Ref. RB(a)	5.65%	06/15/2022	1,905	2,010,763
Series 2002, Ref. RB (INS - NATL)(i)	5.65%	06/15/2022	16,340	16,986,982
Series 2002, Ref. RB(a)	5.65%	06/15/2022	1,755	1,852,435
Series 2012 A, RB	5.00%	06/15/2042	3,175	3,289,473
Series 2020, Ref. RB	4.00%	06/15/2050	6,645	7,630,982
Illinois (State of) Sports Facilities Authority (The);
Series 2014, Ref. RB (INS - AGM)(i)	5.25%	06/15/2031	2,630	2,926,867
Series 2014, Ref. RB (INS - AGM)(i)	5.25%	06/15/2032	2,395	2,660,053
Illinois (State of) Toll Highway Authority;
Series 2013 A, RB(c)	5.00%	01/01/2038	8,000	8,558,422
Series 2015 A, RB(c)	5.00%	01/01/2040	14,190	16,491,767
Metropolitan Water Reclamation District of Greater Chicago;
Series 2007 B, Ref. GO Bonds	5.25%	12/01/2035	5,000	7,390,415
Series 2015 A, GO Bonds(c)	5.00%	12/01/2044	12,000	13,718,720
Plano (City of), IL Special Service Area No. 10 (Lakewood Springs Club); Series 2007, RB(e)(n)	5.80%	03/01/2037	1,500	165,000
Railsplitter Tobacco Settlement Authority;
Series 2010, RB	5.25%	06/01/2021	1,000	1,000,000
Series 2010, RB(a)(b)	6.00%	06/01/2021	10,000	10,000,000
Series 2017, RB	5.00%	06/01/2026	8,000	9,679,902
Sales Tax Securitization Corp.; Series 2018 C, Ref. RB	5.25%	01/01/2043	5,000	6,230,103
Tender Option Bond Trust Receipts/Certificates; Series 2019, RB(c)(d)	5.00%	01/01/2042	6,500	7,753,057
University of Illinois; Series 2011 A, RB	5.13%	04/01/2036	1,000	1,003,119
				375,478,408
Indiana–1.18%
Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, RB	5.00%	10/01/2041	11,000	11,167,741
Indiana (State of) Finance Authority (CWA Authority) (Green Bonds); Series 2016 A, RB (INS - NATL)(i)	5.00%	10/01/2046	15,000	17,969,094
Indiana (State of) Finance Authority (Good Samaritan Hospital); Series 2016 A, RB	5.50%	04/01/2041	4,555	5,249,159
Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.);
Series 2012 A, RB	5.00%	06/01/2032	1,220	1,258,045
Series 2012 A, RB	5.00%	06/01/2039	2,500	2,570,979
Northern Indiana Commuter Transportation District;
Series 2016, RB	5.00%	07/01/2035	1,700	2,048,310
Series 2016, RB	5.00%	07/01/2041	1,500	1,794,116
Valparaiso (City of), IN (Pratt Paper, LLC); Series 2013, RB(d)	6.75%	01/01/2034	1,500	1,693,686
				43,751,130
Iowa–0.68%
Iowa (State of) Finance Authority (Iowa Fertilizer Co.);
Series 2013, Ref. RB(b)	5.25%	12/01/2037	8,140	8,986,951
Series 2019, Ref. RB	3.13%	12/01/2022	995	1,015,131
Iowa (State of) Finance Authority (Lifespace Communities, Inc.); Series 2018 A, RB	5.00%	05/15/2043	4,760	5,505,525
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Iowa–(continued)
Iowa (State of) Tobacco Settlement Authority;
Series 2021 A-2, Ref. RB	4.00%	06/01/2036	$ 1,000	$ 1,208,595
Series 2021 A-2, Ref. RB	4.00%	06/01/2049	1,800	2,089,342
Series 2021 B-1, Ref. RB	0.38%	06/01/2030	70	70,053
Series 2021 B-1, Ref. RB	4.00%	06/01/2049	2,925	3,409,455
Series 2021 B-2, Ref. RB(h)	0.00%	06/01/2065	17,350	3,064,567
				25,349,619
Kansas–0.38%
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, RB	5.25%	07/01/2044	2,000	2,195,874
Lenexa (City of), KS (Lakeview Village, Inc.); Series 2018 A, Ref. RB	5.00%	05/15/2039	1,500	1,659,371
Wichita (City of), KS (Kansas Masonic Home); Series 2016 II-A, RB	5.38%	12/01/2046	6,960	7,219,375
Wichita (City of), KS (Presbyterian Manors, Inc.); Series 2013 IV-A, RB	6.38%	05/15/2043	1,500	1,588,846
Wyandotte (County of) & Kansas City (City of), KS Unified Government; Series 2014 A, Ref. RB	5.00%	09/01/2044	1,180	1,334,192
				13,997,658
Kentucky–2.81%
Ashland (City of), KY (King’s Daughters Medical Center);
Series 2019, Ref. RB	4.00%	02/01/2035	465	513,751
Series 2019, Ref. RB	4.00%	02/01/2036	380	418,843
Series 2019, Ref. RB	4.00%	02/01/2037	375	412,142
Series 2019, Ref. RB	4.00%	02/01/2038	375	411,094
Christian (County of), KY (Jennie Stuart Medical Center, Inc.);
Series 2016, Ref. RB	5.38%	02/01/2036	3,000	3,340,957
Series 2016, Ref. RB	5.50%	02/01/2044	5,000	5,538,015
Kentucky (Commonwealth of) Economic Development Finance Authority (Baptist Healthcare System); Series 2017 B, RB	5.00%	08/15/2046	5,000	5,967,983
Kentucky (Commonwealth of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Series 2017 A, Ref. RB (INS - AGM)(i)	5.00%	12/01/2045	15,300	18,668,918
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2037	1,700	1,903,229
Series 2015 A, RB	5.00%	07/01/2040	12,705	14,176,851
Series 2015 A, RB	5.00%	01/01/2045	4,175	4,633,866
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.); Series 2017 A, Ref. RB	5.00%	06/01/2045	8,950	10,236,705
Kentucky (Commonwealth of) Municipal Power Agency (Prairie State); Series 2019 A, Ref. RB	4.00%	09/01/2045	13,555	14,994,658
Kentucky (Commonwealth of) Public Energy Authority; Series 2018 B, RB(b)	4.00%	01/01/2025	6,000	6,679,391
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.);
Series 2013 A, RB	5.75%	10/01/2042	5,870	6,524,944
Series 2013, VRD RB (LOC - PNC Bank N.A.)(k)(l)	0.04%	10/01/2043	10,000	10,000,000
				104,421,347
Louisiana–1.54%
Jefferson Sales Tax District; Series 2019 B, RB (INS - AGM)(i)	4.00%	12/01/2038	6,000	7,234,343
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2002 B, RB(a)(b)	5.50%	05/15/2026	1,010	1,247,808
Louisiana (State of) Public Facilities Authority (Provident Group-Flagship Properties LLC- Louisiana State University Nicholson Gateway); Series 2016, RB	5.00%	07/01/2051	12,400	14,285,561
New Orleans (City of), LA;
Series 2014, Ref. RB(a)(b)	5.00%	06/01/2024	605	690,171
Series 2015, RB(a)(b)	5.00%	12/01/2025	3,000	3,583,356
Series 2015, RB(a)(b)	5.00%	12/01/2025	5,500	6,569,487
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System); Series 2018 A, RB (INS - AGM)(i)	5.00%	10/01/2048	5,000	6,057,160
St. John the Baptist (Parish of), LA (Marathon Oil Corp.);
Series 2017, Ref. RB(b)	2.13%	07/01/2024	4,000	4,136,162
Series 2017, Ref. RB(b)	2.38%	07/01/2026	4,000	4,202,658
Tobacco Settlement Financing Corp.; Series 2013 A, Ref. RB	5.25%	05/15/2035	8,500	9,208,912
				57,215,618
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maine–0.17%
Maine (State of) Health & Higher Educational Facilities Authority (Eastern Maine Medical Center Obligated Group); Series 2013, RB(a)(b)	5.00%	07/01/2023	$ 5,700	$ 6,263,996
Maryland–2.23%
Baltimore (City of), MD (Convention Center Hotel); Series 2017, Ref. RB	5.00%	09/01/2039	7,100	7,475,110
Baltimore (City of), MD (East Baltimore Research Park); Series 2017, Ref. RB	5.00%	09/01/2038	1,650	1,813,945
Baltimore (County of), MD (Oak Crest Village, Inc.);
Series 2020, Ref. RB	4.00%	01/01/2045	1,750	1,963,232
Series 2020, Ref. RB	4.00%	01/01/2050	2,500	2,790,501
Maryland (State of) Health & Higher Educational Facilities Authority (Adventist Healthcare);
Series 2011 A, RB	6.25%	01/01/2031	3,175	3,285,819
Series 2011 A, RB	6.13%	01/01/2036	4,000	4,136,716
Maryland (State of) Health & Higher Educational Facilities Authority (Green Street Academy);
Series 2017 A, RB(f)	5.13%	07/01/2037	1,265	1,401,502
Series 2017 A, RB(f)	5.25%	07/01/2047	4,295	4,710,735
Series 2017 A, RB(f)	5.38%	07/01/2052	1,530	1,684,095
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health);
Series 2011, RB(a)(b)	6.00%	07/01/2021	1,000	1,004,726
Series 2016, Ref. RB	5.00%	07/01/2047	5,000	5,932,475
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health);
Series 2011, RB(a)(b)	5.00%	08/15/2021	5,000	5,049,551
Series 2017 A, RB	5.00%	05/15/2042	5,000	6,130,175
Maryland (State of) Health & Higher Educational Facilities Authority (UPMC);
Series 2020 B, RB	4.00%	04/15/2045	3,500	4,126,351
Series 2020 B, RB	4.00%	04/15/2050	2,500	2,919,453
Maryland (State of) Transportation Authority; Series 2021 A, Ref. RB	5.00%	07/01/2051	5,000	6,556,744
Maryland (State of) Transportation Authority (Transportation Facilities); Series 2020, RB	4.00%	07/01/2050	10,000	11,858,136
Prince Georges (County of), MD (Collington Episcopal Life Care Community, Inc.);
Series 2017, Ref. RB	5.25%	04/01/2037	2,000	2,149,199
Series 2017, Ref. RB	5.25%	04/01/2047	4,035	4,268,958
Rockville (City of), MD (Ingleside at King Farm); Series 2017 B, RB	5.00%	11/01/2042	3,500	3,745,415
				83,002,838
Massachusetts–1.67%
Massachusetts (Commonwealth of) Bay Transportation Authority; Series 2016 A, Ref. RB(h)	0.00%	07/01/2031	13,000	10,645,631
Massachusetts (Commonwealth of) Development Finance Agency; Series 2019 A, Ref. RB	5.00%	07/01/2044	4,000	4,852,199
Massachusetts (Commonwealth of) Development Finance Agency (Caregroup);
Series 2016 I, Ref. RB	5.00%	07/01/2036	3,000	3,580,496
Series 2016 I, Ref. RB	5.00%	07/01/2038	2,045	2,436,090
Series 2018 J-2, RB	5.00%	07/01/2043	4,100	4,989,298
Series 2018 J-2, RB	5.00%	07/01/2048	5,000	6,036,210
Massachusetts (Commonwealth of) Development Finance Agency (Emerson College); Series 2016 A, RB	5.00%	01/01/2047	5,000	5,816,076
Massachusetts (Commonwealth of) Development Finance Agency (International Charter School); Series 2015, Ref. RB	5.00%	04/15/2040	2,000	2,167,243
Massachusetts (Commonwealth of) Development Finance Agency (Lawrence General Hospital);
Series 2017, Ref. RB	5.00%	07/01/2042	1,000	965,092
Series 2017, Ref. RB	5.00%	07/01/2047	3,000	2,875,060
Massachusetts (Commonwealth of) Development Finance Agency (Lesley University); Series 2011 B-1, RB(a)(b)	5.25%	07/01/2021	750	753,104
Massachusetts (Commonwealth of) Development Finance Agency (Merrimack College); Series 2012 A, RB(a)(b)	5.25%	07/01/2022	1,050	1,106,144
Massachusetts (Commonwealth of) Development Finance Agency (Umass Memorial);
Series 2011 H, RB(a)(b)	5.50%	07/01/2021	950	954,162
Series 2011 H, RB	5.50%	07/01/2031	50	50,215
Massachusetts (Commonwealth of) Port Authority;
Series 2019 A, Ref. RB(d)	5.00%	07/01/2039	4,000	5,002,972
Series 2019 A, Ref. RB(d)	5.00%	07/01/2040	1,000	1,248,659
Massachusetts (Commonwealth of) Port Authority (Bosfuel); Series 2019 A, Ref. RB(d)	5.00%	07/01/2049	7,000	8,606,583
				62,085,234
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–1.86%
Kalamazoo (City of), MI Economic Development Corp. (Heritage Community of Kalamazoo);
Series 2019, Ref. RB	5.00%	05/15/2037	$ 2,450	$ 2,777,611
Series 2019, Ref. RB	5.00%	05/15/2042	3,310	3,719,529
Michigan (State of) Building Authority (Facilities Program);
Series 2011 I-A, Ref. RB(a)(b)	5.00%	10/15/2021	500	509,122
Series 2019, Ref. RB	4.00%	10/15/2049	7,000	8,165,135
Michigan (State of) Finance Authority;
Series 2014 C-1, RB(a)(b)	5.00%	07/01/2022	2,720	2,864,206
Series 2020 B-1, Ref. RB	5.00%	06/01/2049	2,000	2,424,138
Michigan (State of) Finance Authority (Beaumont Health Credit Group); Series 2016, RB	5.00%	11/01/2044	9,000	10,477,012
Michigan (State of) Finance Authority (Charter County of Wayne Criminal Justice Center); Series 2018, RB	5.00%	11/01/2043	2,500	3,089,722
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-6, Ref. RB	5.00%	07/01/2033	1,355	1,538,380
Series 2014 D-1, Ref. RB (INS - AGM)(i)	5.00%	07/01/2037	2,000	2,261,477
Series 2014 D-2, Ref. RB (INS - AGM)(i)	5.00%	07/01/2027	4,000	4,590,376
Series 2014 D-4, Ref. RB	5.00%	07/01/2029	1,355	1,540,612
Michigan (State of) Finance Authority (Local Government Loan Program); Series 2014 F, Ref. RB	4.50%	10/01/2029	4,000	4,169,764
Oakland University Board of Trustees;
Series 2016, RB	5.00%	03/01/2041	5,000	5,874,844
Series 2016, RB	5.00%	03/01/2047	2,500	2,940,185
Summit Academy North;
Series 2016, Ref. RB	5.00%	11/01/2031	3,000	3,050,871
Series 2016, Ref. RB	5.00%	11/01/2035	3,255	3,306,805
Wayne (County of), MI Airport Authority (Detroit Metropolitan Airport);
Series 2012 B, RB(d)	5.00%	12/01/2032	1,500	1,602,796
Series 2012 B, RB(d)	5.00%	12/01/2037	1,500	1,598,127
Series 2012 D, Ref. RB(d)	5.00%	12/01/2028	2,500	2,679,140
				69,179,852
Minnesota–0.31%
Minnesota (State of) Higher Education Facilities Authority (Bethel University); Series 2017, Ref. RB	5.00%	05/01/2047	7,615	8,255,094
St. Paul (City of), MN Housing & Redevelopment Authority (Hmong College Prep Academy); Series 2016, Ref. RB	5.75%	09/01/2046	2,000	2,332,691
Woodbury (City of), MN Housing & Redevelopment Authority (St. Therese of Woodbury); Series 2014, RB	5.25%	12/01/2049	1,000	1,048,736
				11,636,521
Mississippi–0.29%
Mississippi Business Finance Corp. (Chevron U.S.A, Inc.); Series 2009 I, VRD IDR(k)	0.01%	12/01/2030	2,205	2,205,000
Mississippi Business Finance Corp. (Chevron U.S.A., Inc.);
Series 2010 I, VRD IDR(k)	0.01%	11/01/2035	2,475	2,475,000
Series 2010 K, VRD RB(k)	0.01%	11/01/2035	1,000	1,000,000
West Rankin Utility Authority; Series 2018, RB (INS - AGM)(i)	5.00%	01/01/2048	4,050	4,950,490
				10,630,490
Missouri–2.18%
Kansas City (City of), MO Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB(a)(b)	5.50%	09/01/2021	5,990	6,070,534
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport); Series 2019 B, RB (INS - AGM)(d)(i)	5.00%	03/01/2049	11,975	14,720,440
Kansas City (City of), MO Industrial Development Authority (Ward Parkway Center Community Improvement District); Series 2016 A, Ref. RB(f)	5.00%	04/01/2046	1,150	1,201,020
Kansas City (City of), MO Land Clearance for Redevelopment Authority (Convention Center Hotel); Series 2018 B, RB(f)	5.00%	02/01/2040	1,500	1,627,994
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights);
Series 2017 A, Ref. RB	5.25%	05/15/2050	2,900	3,190,154
Series 2017, Ref. RB	5.25%	05/15/2042	1,675	1,864,546
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services);
Series 2016 B, Ref. RB	5.00%	02/01/2046	4,000	4,501,318
Series 2019 A, RB	5.00%	02/01/2042	3,000	3,357,023
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)
Missouri (State of) Health & Educational Facilities Authority (Medical Research Lutheran Services); Series 2016 A, RB	5.00%	02/01/2036	$ 3,200	$ 3,659,120
Missouri (State of) Health & Educational Facilities Authority (Mercy Health); Series 2017 C, Ref. RB(c)	5.00%	11/15/2042	25,000	30,337,613
St. Louis (County of), MO Industrial Development Authority (Friendship Village of Sunset Hills); Series 2013 A, RB	5.88%	09/01/2043	1,750	1,892,596
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.13%	09/01/2048	7,500	8,448,399
				80,870,757
Montana–0.08%
Kalispell (City of), MT (Immanuel Lutheran Corp.); Series 2017, Ref. RB	5.25%	05/15/2047	2,645	2,849,336
Nebraska–0.89%
Central Plains Energy Project (No. 3);
Series 2012, RB(o)	5.00%	09/01/2032	4,900	5,191,547
Series 2017 A, Ref. RB	5.00%	09/01/2037	5,010	7,145,676
Series 2017 A, Ref. RB	5.00%	09/01/2042	10,000	14,821,194
Public Power Generation Agency (Whelan Energy Center Unit 2); Series 2016 A, Ref. RB	5.00%	01/01/2037	5,000	5,989,390
				33,147,807
Nevada–0.48%
Las Vegas (City of), NV Convention & Visitors Authority; Series 2018 B, RB	5.00%	07/01/2043	12,320	14,747,210
Nevada (State of) Department of Business & Industry (Doral Academy of Nevada); Series 2017 A, RB(f)	5.00%	07/15/2047	2,900	3,159,486
				17,906,696
New Hampshire–0.43%
New Hampshire (State of) Business Finance Authority (Covanta Green Bonds); Series 2020 B, Ref. RB(b)(d)(f)	3.75%	07/02/2040	1,205	1,253,083
New Hampshire (State of) Business Finance Authority (Covanta); Series 2020 A, Ref. RB(b)(f)	3.63%	07/02/2040	740	768,883
New Hampshire (State of) Health & Education Facilities Authority (Southern New Hampshire University); Series 2012, RB(a)(b)	5.00%	01/01/2022	6,000	6,170,229
New Hampshire Business Finance Authority; Series 2020-1, Class A	4.13%	01/20/2034	6,384	7,701,071
				15,893,266
New Jersey–5.33%
Garden State Preservation Trust; Series 2005 A, RB (INS - AGM)(i)	5.75%	11/01/2028	7,500	9,275,401
Gloucester (County of), NJ Pollution Control Financing Authority (Logan); Series 2014 A, Ref. PCR(d)	5.00%	12/01/2024	2,720	2,851,252
Hudson (County of), NJ Improvement Authority (Hudson County Courhouse); Series 2020, RB	4.00%	10/01/2051	10,000	11,844,545
New Jersey (State of);
Series 2020 A, GO Bonds	4.00%	06/01/2030	4,120	5,093,036
Series 2020 A, GO Bonds	4.00%	06/01/2031	5,000	6,271,698
New Jersey (State of) Economic Development Authority;
Series 2005 N-1, Ref. RB (INS - NATL)(c)(g)(i)	5.50%	09/01/2022	7,500	7,990,574
Series 2005, Ref. RB (INS - AMBAC)(i)	5.50%	09/01/2024	3,885	4,531,180
Series 2012 II, Ref. RB	5.00%	03/01/2023	2,150	2,225,611
Series 2012, Ref. RB	5.00%	06/15/2025	3,000	3,117,203
Series 2012, Ref. RB	5.00%	06/15/2026	1,000	1,037,005
Series 2012, Ref. RB	5.00%	06/15/2028	3,000	3,102,947
Series 2017 A, Ref. RB	5.00%	07/01/2033	2,800	3,318,557
New Jersey (State of) Economic Development Authority (Paterson Charter School for Science and Technology, Inc.);
Series 2012 C, RB	5.00%	07/01/2032	675	698,445
Series 2012 C, RB	5.30%	07/01/2044	2,380	2,456,758
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, RB(d)	5.38%	01/01/2043	1,500	1,681,071
New Jersey (State of) Health Care Facilities Financing Authority (Barnabas Health Obligated Group); Series 2011 A, Ref. RB(a)(b)	5.63%	07/01/2021	4,000	4,017,595
New Jersey (State of) Health Care Facilities Financing Authority (Barnabas Health); Series 2011 A, Ref. RB(a)(b)	5.63%	07/01/2021	4,000	4,017,761
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group); Series 2017 A, Ref. RB	5.25%	07/01/2057	$ 6,375	$ 7,723,818
New Jersey (State of) Health Care Facilities Financing Authority (Princeton HealthCare System); Series 2016 A, Ref. RB	5.00%	07/01/2039	7,000	8,447,429
New Jersey (State of) Transportation Trust Fund Authority;
Series 2006 C, RB (INS - AGC)(h)(i)	0.00%	12/15/2026	10,000	9,438,085
Series 2006 C, RB (INS - NATL)(h)(i)	0.00%	12/15/2031	7,410	6,013,299
Series 2010 D, RB	5.25%	12/15/2023	2,000	2,251,621
Series 2015 AA, RB	5.25%	06/15/2041	2,500	2,867,941
Series 2015 AA, RB	5.00%	06/15/2045	3,420	3,885,443
Series 2018 A, Ref. RB	5.00%	12/15/2035	7,030	8,757,042
Series 2018 A, Ref. RN(c)(g)	5.00%	06/15/2030	5,000	5,922,350
Series 2018 A, Ref. RN(c)(g)	5.00%	06/15/2031	7,500	8,859,343
Series 2019, RB	5.25%	06/15/2043	5,000	6,219,932
Series 2019, Ref. RB	5.00%	12/15/2032	2,500	3,175,677
Series 2020 AA, RB	4.00%	06/15/2045	2,385	2,738,972
Series 2020 AA, RB	4.00%	06/15/2050	2,700	3,073,574
Subseries 2016 A-1, RN	5.00%	06/15/2027	10,000	12,033,093
New Jersey (State of) Turnpike Authority;
Series 2016 A, Ref. RB	5.00%	01/01/2034	5,000	5,925,003
Series 2019 A, RB	4.00%	01/01/2048	10,285	11,822,142
Series 2021 A, RB	4.00%	01/01/2051	2,750	3,245,425
Tobacco Settlement Financing Corp.; Series 2018 A, Ref. RB	5.00%	06/01/2046	10,000	11,949,827
				197,880,655
New Mexico–0.04%
New Mexico (State of) Hospital Equipment Loan Council (La Vida Expansion); Series 2019 A, RB	5.00%	07/01/2049	1,250	1,432,098
New York–11.55%
Brooklyn Arena Local Development Corp. (Barclays Center); Series 2009, RB(h)	0.00%	07/15/2035	5,000	3,491,299
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	5,850	5,856,959
Hudson Yards Infrastructure Corp.; Series 2017 A, Ref. RB (INS - AGM)(i)	4.00%	02/15/2047	8,000	8,933,667
Metropolitan Transportation Authority;
Series 2011 A, RB(a)(b)	5.00%	11/15/2021	765	782,141
Series 2011 A, RB(a)(b)	5.00%	11/15/2021	1,235	1,262,673
Series 2013 A, RB	5.00%	11/15/2038	3,025	3,245,175
Series 2019 D-1, RB	5.00%	09/01/2022	5,000	5,294,253
Series 2020 A-2, RB	4.00%	02/01/2022	5,000	5,124,671
Series 2021 B-1, VRD RB (LOC - PNC Bank N.A.)(k)(l)	0.04%	11/15/2046	22,000	22,000,000
Metropolitan Transportation Authority (Green Bonds);
Series 2017 C-1, Ref. RB	5.00%	11/15/2024	3,670	4,235,692
Series 2019 C, RB (INS - AGM)(i)	4.00%	11/15/2045	10,000	11,645,251
Series 2020 C-1, RB	5.00%	11/15/2050	4,000	4,916,182
Series 2020 D-3, RB	4.00%	11/15/2050	10,000	11,452,557
Series 2020, Ref. RB	4.00%	11/15/2045	5,000	5,753,940
Subseries 2017 A-1, RB	5.25%	11/15/2057	2,280	2,728,327
Monroe County Industrial Development Corp. (St. Ann’s Community);
Series 2019, Ref. RB	5.00%	01/01/2040	4,985	5,502,723
Series 2019, Ref. RB	5.00%	01/01/2050	2,015	2,203,336
New York & New Jersey (States of) Port Authority;
Ninety-Third Series 1994, RB	6.13%	06/01/2094	5,250	5,962,096
Series 2019, RB(d)	5.00%	11/01/2044	6,500	8,092,939
New York (City of), NY;
Series 2012 A-2, VRD GO Bonds(k)	0.01%	10/01/2038	5,000	5,000,000
Series 2019 A, GO Bonds	4.00%	08/01/2040	11,930	14,055,915
Series 2019 B-1, GO Bonds	5.00%	10/01/2042	3,000	3,786,903
Series 2019 B-1, GO Bonds	5.00%	10/01/2043	3,000	3,779,437
Series 2021 F-1, GO Bonds	5.00%	03/01/2050	10,000	12,756,089
New York (City of), NY Municipal Water Finance Authority; Series 2012 FF, RB(c)	5.00%	06/15/2045	28,610	29,989,114
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (City of), NY Transitional Finance Authority;
Series 2019 B-1, RB	4.00%	11/01/2045	$ 6,000	$ 7,048,351
Subseries 2013, RB(c)	5.00%	11/01/2038	5,465	6,055,772
Subseries 2013, RB(c)	5.00%	11/01/2042	12,625	13,951,140
Subseries 2020 A-3, RB	4.00%	05/01/2044	10,000	11,683,114
New York (County of), NY Tobacco Trust VI; Subseries 2016 A-1, Ref. RB	5.75%	06/01/2043	10,000	13,156,986
New York (State of) Dormitory Authority;
Series 2020 A, Ref. RB	4.00%	03/15/2046	15,000	17,708,587
Series 2020 D, Ref. RB	4.00%	02/15/2047	11,000	12,859,265
New York (State of) Dormitory Authority (General Purpose); Series 2014 C, RB(c)	5.00%	03/15/2040	12,030	13,479,832
New York (State of) Dormitory Authority (State University of New York Dormitory Facilities); Series 2011A, RB(a)(b)	5.00%	07/01/2021	1,000	1,003,987
New York (State of) Thruway Authority; Series 2019 B, RB	4.00%	01/01/2053	10,000	11,500,006
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. RB(f)	5.00%	11/15/2044	11,405	12,621,359
New York Liberty Development Corp. (Goldman Sachs Headquarters); Series 2005, Ref. RB	5.25%	10/01/2035	6,000	8,643,908
New York Power Authority;
Series 2020 A, Ref. RB	4.00%	11/15/2045	7,000	8,269,683
Series 2020 A, Ref. RB	4.00%	11/15/2050	5,000	5,874,319
New York State Urban Development Corp.;
Series 2019 A, Ref. RB	4.00%	03/15/2042	10,080	11,860,896
Series 2020 A, RB	5.00%	03/15/2042	800	1,026,322
New York Transportation Development Corp.;
Series 2020 A, Ref. RB(d)	5.00%	12/01/2036	1,000	1,280,958
Series 2020 A, Ref. RB(d)	4.00%	12/01/2041	1,300	1,519,729
New York Transportation Development Corp. (American Airlines, Inc.); Series 2016, Ref. RB(d)	5.00%	08/01/2026	20,990	21,143,563
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminal C&D Redevelopment);
Series 2018, RB(d)	5.00%	01/01/2034	6,970	8,456,371
Series 2018, RB(d)	5.00%	01/01/2036	1,235	1,494,687
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2016 A, RB(d)	5.25%	01/01/2050	14,815	16,837,584
Rockland Tobacco Asset Securitization Corp.;
Series 2001, RB	5.63%	08/15/2035	2,355	2,376,355
Series 2005 A, RB(f)(h)	0.00%	08/15/2045	57,500	14,171,335
Suffolk (County of), NY Water Authority; Series 2011, Ref. RB(a)(b)	5.00%	06/01/2021	2,135	2,135,000
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels); Series 2020 A, RB	5.00%	11/15/2049	4,500	5,748,422
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	8,265	9,108,892
				428,867,762
North Carolina–0.80%
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health); Series 2018 H, VRD RB(k)	0.01%	01/15/2048	5,000	5,000,000
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems); Series 2007 C, Ref. VRD RB(k)	0.01%	01/15/2037	5,400	5,400,000
North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, RB(d)	5.00%	06/30/2054	5,475	6,027,678
North Carolina (State of) Medical Care Commission (Lutheran Services); Series 2012, Ref. RB	4.25%	03/01/2024	925	947,172
North Carolina (State of) Medical Care Commission (Pennybyrn at Maryfield);
Series 2020, RB	5.00%	10/01/2040	1,050	1,184,549
Series 2020, RB	5.00%	10/01/2045	1,000	1,117,684
Series 2020, RB	5.00%	10/01/2050	1,500	1,667,378
North Carolina (State of) Turnpike Authority; Series 2018, Ref. RB	5.00%	01/01/2040	7,000	8,552,005
				29,896,466
North Dakota–0.45%
Burleigh (County of), ND (University of Mary); Series 2016, RB	5.20%	04/15/2046	2,700	2,854,176
Fargo (City of), ND (Sanford); Series 2011, RB(a)(b)	6.25%	11/01/2021	1,250	1,281,109
Ward (County of), ND (Trinity Obligated Group); Series 2017 C, RB	5.00%	06/01/2048	11,065	12,692,537
				16,827,822
Ohio–4.35%
Akron, Bath & Copley Joint Township Hospital District (Medical Center of Akron); Series 2012, RB	5.00%	11/15/2032	1,000	1,040,137
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Akron, Bath & Copley Joint Township Hospital District (Summa Health Obligated Group); Series 2016, Ref. RB	5.25%	11/15/2046	$ 5,000	$ 5,900,207
American Municipal Power, Inc. (Greenup Hydroelectric); Series 2016 A, RB	5.00%	02/15/2046	10,000	11,850,891
Buckeye Tobacco Settlement Financing Authority;
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	23,630	27,392,796
Series 2020 B-3, Ref. RB(h)	0.00%	06/01/2057	21,475	3,459,066
Centerville (City of), OH (Graceworks Lutheran Services); Series 2017, Ref. RB	5.25%	11/01/2047	5,400	5,715,712
Chillicothe (City of), OH (Adena Health System Obligated Group); Series 2017, Ref. RB	5.00%	12/01/2037	5,000	6,059,339
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools);
Series 2014 A, Ref. RB	5.75%	01/01/2024	385	405,258
Series 2014 A, Ref. RB	6.50%	01/01/2034	2,450	2,647,385
Cleveland (City of), OH;
Series 2008 B-1, RB (INS - NATL)(h)(i)	0.00%	11/15/2025	2,895	2,770,701
Series 2012 A, Ref. RB(a)(b)	5.00%	01/01/2022	5,000	5,143,348
Cuyahoga (County of), OH (Metrohealth System);
Series 2017, Ref. RB	5.00%	02/15/2052	5,000	5,774,423
Series 2017, Ref. RB	5.50%	02/15/2052	7,000	8,312,737
Series 2017, Ref. RB	5.00%	02/15/2057	2,150	2,477,655
Hamilton (County of), OH (Christ Hospital);
Series 2012, RB(a)(b)	5.50%	06/01/2022	6,000	6,320,992
Series 2012, RB	5.25%	06/01/2027	3,295	3,431,464
Hamilton (County of), OH (Life Enriching Communities);
Series 2016, Ref. RB	5.00%	01/01/2051	1,695	1,868,795
Series 2016, Ref.RB	5.00%	01/01/2046	6,505	7,216,488
Hamilton (County of), OH (UC Health); Series 2020, RB	5.00%	09/15/2050	12,040	14,972,257
Lucas (County of), OH (ProMedica Healthcare System); Series 2018 A, Ref. RB	5.25%	11/15/2048	16,500	19,119,200
Middleburg Heights (City of), OH (Southwest General Health Center);
Series 2011, RB(a)(b)	5.13%	08/01/2021	1,750	1,764,522
Series 2011, RB(a)(b)	5.25%	08/01/2021	1,500	1,512,755
Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2044	7,740	8,043,195
Ohio (State of) (Portsmouth Bypass); Series 2015, RB(d)	5.00%	12/31/2025	2,000	2,330,318
Ohio (State of) Housing Finance Agency (Covenant House Apartments); Series 2008 C, RB (CEP - GNMA)(d)	6.10%	09/20/2049	2,845	2,848,107
Tuscarawas (County of), OH Economic Development and Finance Alliance (Ashland University); Series 2015, Ref. RB	6.00%	03/01/2045	3,000	3,280,919
				161,658,667
Oklahoma–0.94%
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB	5.25%	08/15/2048	8,500	10,379,783
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources, Inc.-Cross Village Student Housing);
Series 2017, RB (Acquired 07/17/2018; Cost $1,984,000)(e)(m)	5.00%	08/01/2052	2,000	1,460,000
Series 2017, RB (Acquired 06/27/2018; Cost $2,515,388)(e)(m)	5.25%	08/01/2057	2,610	1,905,300
Oklahoma Development Finance Authority; Series 2018 B, RB(c)(g)	5.50%	08/15/2057	6,000	7,390,249
Tulsa (City of), OK Municipal Airport Trust; Series 2001 B, Ref. RB(d)	5.50%	12/01/2035	7,500	8,061,313
Tulsa (City of), OK Municipal Airport Trust (American Airlines Group, Inc.); Series 2015, Ref. RB(b)(d)	5.00%	06/01/2025	5,000	5,601,869
				34,798,514
Oregon–0.83%
Clackamas (County of), OR Hospital Facility Authority (Mary’s Woods at Marylhurst, Inc.);
Series 2018 A, RB	5.00%	05/15/2048	1,090	1,187,056
Series 2018 A, RB	5.00%	05/15/2052	500	544,521
Clackamas (County of), OR Hospital Facility Authority (Rose Villa);
Series 2020 A, Ref. RB	5.13%	11/15/2040	1,000	1,106,788
Series 2020 A, Ref. RB	5.25%	11/15/2050	1,250	1,381,650
Clackamas (County of), OR Hospital Facility Authority (Willamette View);
Series 2017 A, Ref. RB	5.00%	11/15/2047	2,415	2,655,058
Series 2017 A, Ref. RB	5.00%	11/15/2052	2,960	3,247,713
Forest Grove (City of), OR (Pacific University); Series 2014 A, Ref. RB	5.25%	05/01/2034	2,000	2,080,863
Portland (City of), OR; Series 2011 B, RB	5.25%	06/15/2029	570	571,218
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oregon–(continued)
Portland (Port of), OR; Series 2020 A, RB(d)	5.00%	07/01/2045	$ 10,000	$ 12,515,387
Portland (Port of), OR (Portland International Airport); Series 2017 24 B, RB(d)	5.00%	07/01/2047	3,000	3,577,843
Salem (City of), OR Hospital Facility Authority (Capital Manor, Inc.);
Series 2012, Ref. RB	5.75%	05/15/2027	1,000	1,043,653
Series 2012, Ref. RB	5.63%	05/15/2032	1,000	1,036,155
				30,947,905
Pennsylvania–2.35%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	5.00%	04/01/2047	15,410	18,646,804
Lehigh (County of), PA General Purpose Authority (Bible Fellowship Church Homes, Inc.); Series 2013, RB	4.75%	07/01/2022	1,080	1,101,425
Pennsylvania (Commonwealth of) Economic Development Financing Authority (National Gypson Co.); Series 2014, Ref. RB(d)	5.50%	11/01/2044	3,300	3,517,101
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2018 B, RB	5.25%	12/01/2048	7,995	10,081,428
Series 2020 B, RB	5.00%	12/01/2045	4,000	5,174,253
Series 2020 B, RB	5.00%	12/01/2050	3,000	3,831,580
Subseries 2014 A-2, RB(j)	5.13%	12/01/2040	5,500	5,900,543
Subseries 2017 B-1, RB	5.25%	06/01/2047	9,325	11,480,584
Pennsylvania (State of) Turnpike Commission;
Series 2021 A, RB	4.00%	12/01/2046	1,000	1,179,609
Series 2021 A, RB	4.00%	12/01/2050	1,250	1,467,617
Philadelphia (City of), PA; Series 2017 B, Ref. RB(d)	5.00%	07/01/2047	7,500	9,044,363
Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group); Series 2017, Ref. RB	5.00%	07/01/2042	3,000	3,187,028
Philadelphia (City of), PA Hospitals & Higher Education Facilities Authority (Temple University Health System); Series 2012 A, RB	5.63%	07/01/2042	5,530	5,794,063
Philadelphia (City of), PA Industrial Development Authority (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2042	3,500	4,182,979
Philadelphia School District; Series 2007 A, Ref. GO Bonds (INS - NATL)(i)	5.00%	06/01/2026	2,360	2,842,690
				87,432,067
Puerto Rico–1.33%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	6,450	6,604,027
Series 2002, RB	5.63%	05/15/2043	1,250	1,256,496
Series 2008 B, RB(h)	0.00%	05/15/2057	160,000	8,376,016
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 VV, Ref. RB (INS - NATL)(i)	5.25%	07/01/2030	2,700	2,915,276
Series 2012 A, RB(e)	5.00%	07/01/2042	5,525	5,290,188
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2007 N, Ref. RB (INS - AGC)(i)	5.25%	07/01/2034	2,500	2,807,078
Series 2007 N, Ref. RB (INS - AGC)(i)	5.25%	07/01/2036	4,100	4,470,872
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB	4.50%	07/01/2034	1,400	1,541,102
Series 2018 A-1, RB	4.55%	07/01/2040	1,583	1,778,455
Series 2018 A-1, RB(h)	0.00%	07/01/2046	10,000	3,255,700
Series 2018 A-1, RB(h)	0.00%	07/01/2051	25,000	5,912,080
Series 2018 A-1, RB	4.75%	07/01/2053	4,500	5,058,738
				49,266,028
South Carolina–1.37%
Greenwood (County of), SC (Self Regional Healthcare); Series 2012 B, Ref. RB	5.00%	10/01/2031	2,120	2,188,797
Horry (County of), SC; Series 2010 A, RB	5.00%	07/01/2040	2,000	2,006,700
Patriots Energy Group Financing Agency; Series 2018 A, RB(b)	4.00%	02/01/2024	5,000	5,450,957
Piedmont Municipal Power Agency;
Series 2011 C, Ref. RB (INS - AGC)(i)	5.00%	01/01/2030	500	501,732
Series 2011 D, Ref. RB (INS - AGC)(i)	5.75%	01/01/2034	1,000	1,004,096
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina–(continued)
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes);
Series 2013, RB	5.00%	05/01/2028	$ 2,000	$ 2,079,493
Series 2017, Ref. RB	5.00%	05/01/2037	2,860	3,027,480
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. RB(a)(b)	5.25%	08/01/2023	3,850	4,271,359
South Carolina (State of) Ports Authority; Series 2015, RB(a)(b)(d)	5.00%	07/01/2025	10,000	11,797,579
South Carolina (State of) Public Service Authority;
Series 2015 E, RB	5.25%	12/01/2055	7,365	8,698,620
Series 2020 A, Ref. RB	5.00%	12/01/2043	3,300	4,213,476
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2013 E, RB	5.50%	12/01/2053	5,000	5,586,348
				50,826,637
South Dakota–0.11%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health); Series 2012 A, RB(a)(b)	5.00%	07/01/2021	4,000	4,015,913
Tennessee–1.95%
Knox (County of), TN Health, Educational & Housing Facility Board (Covenant Health); Series 2016 A, Ref. RB	5.00%	01/01/2042	14,000	16,782,105
Memphis (City of), TN; Series 2020 A, RB	4.00%	12/01/2050	5,175	6,184,698
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (Blakeford at Green Hills);
Series 2012, Ref. RB(a)(b)	5.00%	07/01/2022	1,500	1,574,486
Series 2012, Ref. RB(a)(b)	5.00%	07/01/2022	1,100	1,154,623
Series 2012, Ref. RB(a)(b)	5.00%	07/01/2022	2,000	2,099,314
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center);
Series 2016 A, RB	5.00%	07/01/2046	8,015	9,556,971
Series 2017 A, RB	5.00%	07/01/2048	1,500	1,821,293
Nashville (City of), TN Metropolitan Airport Authority; Series 2019 B, RB(d)	5.00%	07/01/2049	7,820	9,729,795
Shelby (County of), TN Health, Educational & Housing Facilities Board (The Village at Germantown, Inc.);
Series 2014, RB	5.00%	12/01/2034	1,000	1,094,814
Series 2014, RB	5.25%	12/01/2044	1,165	1,269,605
Tennessee Energy Acquisition Corp.; Series 2017 A, RB(b)	4.00%	05/01/2023	20,000	21,303,362
				72,571,066
Texas–7.90%
Aldine Independent School District; Series 2017 A, Ref. GO Bonds (CEP - Texas Permanent School Fund)(c)	5.00%	02/15/2045	15,000	18,195,467
Angelina & Neches River Authority Industrial Development Corp. (Aspen Power LLC); Series 2007 A, RB(d)(e)(n)	6.50%	11/01/2029	430	4
Arlington Higher Education Finance Corp. (Universal Academy); Series 2014 A, RB	7.00%	03/01/2034	1,000	1,095,795
Central Texas Regional Mobility Authority;
Series 2016, Ref. RB	5.00%	01/01/2046	8,705	10,124,560
Series 2021 B, RB	4.00%	01/01/2051	5,000	5,867,345
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2013, RB	6.00%	08/15/2043	2,000	2,180,315
Clifton Higher Education Finance Corp. (International Leadership of Texas);
Series 2015 A, RB	5.13%	08/15/2030	2,000	2,303,002
Series 2018 D, RB	6.00%	08/15/2038	5,000	5,841,783
Dallas (City of), TX (Civic Center Convention Complex); Series 2009, Ref. RB (INS - AGC)(i)	5.25%	08/15/2034	4,000	4,013,795
Decatur (City of), TX Hospital Authority (Wise Regional Health System);
Series 2014 A, Ref. RB	5.00%	09/01/2034	1,250	1,395,348
Series 2014 A, Ref. RB	5.25%	09/01/2044	1,500	1,676,235
Galena Park Independent School District; Series 1996, Ref. GO Bonds (CEP - Texas Permanent School Fund)(h)	0.00%	08/15/2023	2,000	1,983,026
Grand Parkway Transportation Corp.;
Series 2013 B, RB(a)(b)	5.25%	10/01/2023	14,360	16,070,323
Series 2020, Ref. RB	4.00%	10/01/2045	10,000	11,801,394
Gulf Coast Industrial Development Authority (ExxonMobil); Series 2012, VRD RB(k)	0.01%	11/01/2041	16,230	16,230,000
Harris (County of), TX; Series 2007 C, Ref. GO Bonds (INS - AGM)(i)	5.25%	08/15/2031	6,665	9,312,370
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Hopkins (County of), TX Hospital District; Series 2008, RB(a)(b)	5.50%	06/04/2021	$ 780	$ 780,233
Houston (City of), TX; Series 2019 A, Ref. GO Bonds	4.00%	03/01/2049	6,130	7,094,243
Houston (City of), TX (United Airlines, Inc.);
Series 2020 C, Ref. RB(d)	5.00%	07/15/2027	3,875	4,606,773
Series 2020, Ref. RB(d)	5.00%	07/15/2027	1,500	1,783,267
Houston (City of), TX Convention & Entertainment Facilities Department;
Series 2001 B, RB (INS - AGM)(h)(i)	0.00%	09/01/2026	8,750	8,168,956
Series 2001 B, RB (INS - AGM)(h)(i)	0.00%	09/01/2027	3,600	3,283,082
Love Field Airport Modernization Corp. (Southwest Airlines Co.);
Series 2010, RB	5.25%	11/01/2040	1,000	1,020,113
Series 2012, RB(d)	5.00%	11/01/2028	2,000	2,125,918
Lower Colorado River Authority;
Series 2012 A, Ref. RB(a)(b)	5.00%	05/15/2022	10	10,455
Series 2012 A, Ref. RB	5.00%	05/15/2030	4,585	4,786,548
Lower Colorado River Authority (LCRA Transmission Services Corp.); Series 2019, Ref. RB	5.00%	05/15/2044	3,395	4,050,575
Lower Neches Valley Authority Industrial Development Corp. (Exxonmobil ); Series 2010, VRD RB(k)	0.01%	11/01/2038	15,275	15,275,000
Mesquite Health Facilities Development Corp. (Christian Care Centers, Inc.);
Series 2014, Ref. RB (Acquired 08/27/2014; Cost $1,771,981)(m)	5.13%	02/15/2030	1,750	1,365,001
Series 2014, Ref. RB (Acquired 08/27/2014-05/08/2018; Cost $2,136,912)(m)	5.13%	02/15/2042	2,135	1,665,300
Series 2016, Ref. RB (Acquired 05/08/2018; Cost $289,933)(m)	5.00%	02/15/2030	280	218,400
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(d)(f)	4.63%	10/01/2031	2,500	2,650,599
New Hope Cultural Education Facilities Corp. (Presbyterian Village North); Series 2018, Ref. RB	5.00%	10/01/2035	1,820	1,968,023
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village); Series 2017, Ref. RB	5.00%	01/01/2047	3,000	3,234,330
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries); Series 2013, RB	6.50%	01/01/2043	2,350	2,480,079
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford);
Series 2016 A, RB	5.00%	11/15/2026	1,250	1,280,276
Series 2016 A, RB	5.38%	11/15/2036	865	867,606
Series 2016 A, RB	5.50%	11/15/2046	1,250	1,228,120
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2039	3,260	3,503,227
Series 2018, Ref. RB	5.25%	10/01/2049	5,000	5,391,105
New Hope Cultural Education Facilities Finance Corp. (Tarleton State University); Series 2014 A, RB(a)(b)	5.00%	04/01/2024	3,000	3,369,001
North East Texas Regional Mobility Authority;
Series 2016 A, RB	5.00%	01/01/2041	6,750	7,711,060
Series 2016, RB	5.00%	01/01/2036	3,400	3,913,905
North Texas Tollway Authority;
Series 2008 D, Ref. RB (INS - AGC)(h)(i)	0.00%	01/01/2028	12,800	11,845,992
Series 2008 D, Ref. RB (INS - AGC)(h)(i)	0.00%	01/01/2029	2,165	1,955,085
Series 2008 D, Ref. RB (INS - AGC)(h)(i)	0.00%	01/01/2031	4,710	4,025,446
Pottsboro Higher Education Finance Corp. (Imagine International Academy of North Texas LLC); Series 2016 A, RB	5.00%	08/15/2046	3,000	3,271,802
Red River Health Facilities Development Corp. (MRC Crossing); Series 2014 A, RB	6.75%	11/15/2024	770	822,445
Rowlett (City of), TX (Bayside Public Improvement District North Improvement Area);
Series 2016, RB	5.38%	09/15/2030	400	423,511
Series 2016, RB	5.75%	09/15/2036	150	157,295
San Jacinto River Authority (Groundwater Reduction Plan Division);
Series 2011, RB (INS - AGM)(i)	5.00%	10/01/2032	1,250	1,254,003
Series 2011, RB (INS - AGM)(i)	5.00%	10/01/2037	1,000	1,003,350
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.); Series 2007, RB (Acquired 07/27/2007-11/06/2007; Cost $333,013)(e)(m)	5.75%	11/16/2037	345	155,250
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, RB	5.75%	02/15/2025	1,485	1,206,589
Series 2007, RB (Acquired 07/18/2007; Cost $1,500,000)(m)	5.75%	02/15/2029	1,500	1,220,067
Series 2017 A, RB (Acquired 03/27/2020; Cost $1,010,720)(m)	6.38%	02/15/2048	1,000	819,061
Series 2017 A, RB (Acquired 12/15/2016; Cost $5,024,610)(m)	6.38%	02/15/2052	5,000	4,097,077
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.63%	11/15/2041	500	576,594
Series 2020, Ref. RB	6.75%	11/15/2051	500	574,251
Series 2020, Ref. RB	6.88%	11/15/2055	500	576,496
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Texas (State of) Transportation Commission;
Series 2019, RB(h)	0.00%	08/01/2045	$ 4,000	$ 1,464,489
Series 2019, RB(h)	0.00%	08/01/2046	3,180	1,105,743
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2015 B, Ref. RB(h)	0.00%	08/15/2036	7,670	4,392,443
Series 2015 B, Ref. RB(h)	0.00%	08/15/2037	9,995	5,464,876
Texas (State of) Turnpike Authority (Central Texas Turnpike System);
Series 2002 A, RB (INS - BHAC)(h)(i)	0.00%	08/15/2027	970	917,711
Series 2002, RB(a)(h)	0.00%	08/15/2027	30	28,200
Texas (State of) Water Development Board; Series 2020, RB	4.00%	04/15/2051	5,000	5,980,356
Texas Municipal Gas Acquisition & Supply Corp. III; Series 2021, Ref. RB	5.00%	12/15/2032	5,000	6,738,392
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes);
Series 2016, RB(d)	5.00%	12/31/2045	7,550	8,540,366
Series 2016, RB(d)	5.00%	12/31/2050	4,095	4,618,402
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes); Series 2019 A, Ref. RB	4.00%	12/31/2038	8,000	9,376,790
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC Segments 3A and 3B Facility); Series 2013, RB(d)	7.00%	12/31/2038	3,475	3,967,274
Tyler Health Facilities Development Corp. (Mother Frances Hospital Regional Health Care Center);
Series 2011, RB(a)(b)	5.13%	07/01/2021	1,655	1,661,546
Series 2011, RB(a)(b)	5.25%	07/01/2021	2,000	2,008,111
Ysleta Independent School District Public Facility Corp.; Series 2001, Ref. RB (INS - AMBAC)(i)	5.38%	11/15/2024	1,300	1,330,290
				293,501,260
Utah–0.54%
Mida Mountain Village Public Infrastructure District; Series 2021, RB(f)	4.00%	08/01/2050	3,000	3,133,943
Salt Lake City Corp. Airport Revenue; Series 2017 A, RB(c)(d)(g)	5.00%	07/01/2042	14,000	16,869,689
				20,003,632
Virgin Islands–0.21%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2009 B, Ref. RB	5.00%	10/01/2025	4,125	4,134,317
Series 2010 A, RB	5.00%	10/01/2025	850	851,920
Series 2010 A, RB	5.00%	10/01/2029	2,750	2,756,211
				7,742,448
Virginia–1.76%
Ballston Quarter Communities Development Authority; Series 2016 A, RB	5.50%	03/01/2046	2,500	2,294,556
Hanover (County of), VA Economic Development Authority (Covenant Woods);
Series 2018, Ref. RB	5.00%	07/01/2048	700	760,262
Series 2018, Ref. RB	5.00%	07/01/2051	1,000	1,085,157
Roanoke (City of), VA Economic Development Authority (Carilion Clinic Obligated Group); Series 2020, Ref. RB	5.00%	07/01/2047	15,540	23,816,509
Tobacco Settlement Financing Corp.; Series 2007 B-2, RB	5.20%	06/01/2046	4,000	4,002,272
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC); Series 2017, RB(d)	5.00%	07/01/2034	5,000	5,132,688
Virginia (Commonwealth of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC);
Series 2012, RB(d)	5.00%	07/01/2027	4,465	4,680,273
Series 2012, RB(d)	5.50%	01/01/2042	4,920	5,172,100
Virginia (Commonwealth of) Small Business Financing Authority (Express Lanes, LLC);
Series 2012, RB(d)	5.00%	07/01/2034	6,735	6,913,719
Series 2012, RB(d)	5.00%	01/01/2040	2,535	2,601,791
Virginia (Commonwealth of) Small Business Financing Authority (Transform 66 P3); Series 2017, RB(d)	5.00%	12/31/2056	7,500	9,000,026
				65,459,353
Washington–2.80%
Energy Northwest (Columbia Generating Station); Series 2021, Ref. RB	4.00%	07/01/2042	8,500	10,397,285
Seattle (Port of), WA; Series 2018 A, RB(c)(d)	5.00%	05/01/2043	21,000	24,757,635
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–(continued)
Washington (State of); Series 2021 A, Ref. GO Bonds	5.00%	06/01/2038	$ 2,750	$ 3,599,215
Washington (State of) Convention Center Public Facilities District;
Series 2018, RB(c)(g)	5.00%	07/01/2048	15,000	18,119,687
Series 2018, RB	5.00%	07/01/2048	20,000	23,721,874
Washington (State of) Housing Finance Commission; Series 2021-1, Class A, Ctfs.	3.50%	12/20/2035	6,970	8,113,295
Washington (State of) Housing Finance Commission (Bayview Manor Homes); Series 2016 A, Ref. RB(f)	5.00%	07/01/2046	7,255	7,693,790
Washington (State of) Housing Finance Commission (Heron’s Key Senior Living);
Series 2015 A, RB(f)	6.50%	07/01/2030	800	882,494
Series 2015 A, RB(f)	6.75%	07/01/2035	820	907,994
Washington (State of) Housing Finance Commission (Presbyterian Retirement Co.); Series 2016, Ref. RB(f)	5.00%	01/01/2036	1,875	2,043,796
Washington (State of) Housing Finance Commission (The Hearthstone);
Series 2018 A, Ref. RB(f)	5.00%	07/01/2048	2,000	2,139,070
Series 2018 A, Ref. RB(f)	5.00%	07/01/2053	1,500	1,600,708
				103,976,843
West Virginia–0.22%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2017 A, Ref. RB(f)	5.50%	06/01/2037	2,500	2,737,658
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC);
Series 2016, RB(d)(f)	6.75%	02/01/2026	4,035	3,963,603
Series 2018, RB(d)(f)	8.75%	02/01/2036	1,300	1,380,208
				8,081,469
Wisconsin–2.76%
Public Finance Authority (American Dream at Meadowlands); Series 2017, RB(f)	6.75%	08/01/2031	3,000	3,358,211
Public Finance Authority (KU Campus Development Corp. -Central District Development); Series 2016, RB(c)(g)	5.00%	03/01/2041	10,000	11,805,454
Public Finance Authority (The Evergreens Obligated Group); Series 2019 A, Ref. RB	5.00%	11/15/2044	4,000	4,591,521
Public Finance Authority (WhiteStone); Series 2017, Ref. RB(f)	5.00%	03/01/2052	1,075	1,161,042
Superior (City of), WI (Superior Water, Light & Power Co.); Series 2007 A, Ref. RB(d)	5.38%	11/01/2021	2,000	2,007,452
Wisconsin (State of) Center District;
Series 2020 D, RB (INS - AGM)(h)(i)	0.00%	12/15/2050	23,150	8,351,858
Series 2020 D, RB (INS - AGM)(h)(i)	0.00%	12/15/2055	11,870	3,418,962
Wisconsin (State of) Health & Educational Facilities Authority (American Baptist Homes of the Midwest Obligated Group); Series 2017, Ref. RB	5.00%	08/01/2039	3,500	3,720,387
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital); Series 2004, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(k)(l)	0.03%	08/15/2034	2,660	2,660,000
Wisconsin (State of) Health & Educational Facilities Authority (Catholic Residential Services); Series 2007, Ref. RB	5.25%	05/01/2028	945	935,791
Wisconsin (State of) Health & Educational Facilities Authority (Rogers Memorial Hospital, Inc.); Series 2014, Ref. RB	5.00%	07/01/2044	3,125	3,445,842
Wisconsin (State of) Health & Educational Facilities Authority (St. John’s Communities, Inc.);
Series 2018 A, RB	5.00%	09/15/2040	1,000	1,064,273
Series 2018 A, RB	5.00%	09/15/2050	5,000	5,294,842
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands); Series 2017, RB(f)	7.00%	12/01/2050	6,100	7,043,686
Wisconsin (State of) Public Finance Authority (Explore Academy); Series 2020 A, RB(f)	6.13%	02/01/2050	2,500	2,764,132
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. Central District Development); Series 2016, RB	5.00%	03/01/2036	4,500	5,329,375
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(f)	6.25%	01/01/2038	5,250	4,504,230
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	5,000	5,712,004
Series 2018 A, RB	5.35%	12/01/2045	4,000	4,544,075
Wisconsin (State of) Public Finance Authority (Renown Regional Medical Center);
Series 2016 A, Ref. RB	5.00%	06/01/2032	2,000	2,371,838
Series 2016 A, Ref. RB	5.00%	06/01/2034	7,180	8,482,986
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	1,955	2,261,550
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority (Wittenberg University); Series 2016, RB(f)	5.25%	12/01/2039	$ 7,285	$ 7,713,529
				102,543,040
Wyoming–0.26%
West Park Hospital District (West Park Hospital); Series 2011 A, RB(a)(b)	6.50%	06/01/2021	1,000	1,000,000
Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. RB(a)(b)(c)	5.00%	01/01/2027	7,000	8,657,473
				9,657,473
TOTAL INVESTMENTS IN SECURITIES(p)–106.85% (Cost $3,607,778,363)					3,968,362,646
FLOATING RATE NOTE OBLIGATIONS–(7.83)%
Notes with interest and fee rates ranging from 0.57% to 0.85% at 05/31/2021 and contractual maturities of collateral ranging from 09/01/2022 to 08/15/2057(q)				(290,855,000)
OTHER ASSETS LESS LIABILITIES–0.98%					36,545,826
NET ASSETS–100.00%					$3,714,053,472
Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BHAC	– Berkshire Hathaway Assurance Corp.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
VRD	– Variable Rate Demand
Notes to Schedule of Investments:
(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Underlying security related to TOB Trusts entered into by the Fund.
(d)	Security subject to the alternative minimum tax.
(e)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2021 was $11,973,269, which represented less than 1% of the Fund’s Net Assets.
(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2021 was $253,815,350, which represented 6.83% of the Fund’s Net Assets.
(g)	Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $77,115,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(h)	Zero coupon bond issued at a discount.
(i)	Principal and/or interest payments are secured by the bond insurance company listed.
(j)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(k)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2021.
(l)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(m)	Restricted security. The aggregate value of these securities at May 31, 2021 was $18,174,803, which represented less than 1% of the Fund’s Net Assets.
(n)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(o)	Security subject to crossover refunding.
(p)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(q)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2021. At May 31, 2021, the Fund’s investments with a value of $504,230,589 are held by TOB Trusts and serve as collateral for the $290,855,000 in the floating rate note obligations outstanding at that date.
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$3,967,940,764	$421,882	$3,968,362,646
Invesco Municipal Income Fund